INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Latam Airlines Perú S.A.[Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries [Line Items]
Total Assets		$ 335,773	$ 484,388
Current Assets		305,288	454,266
Non-current Assets		30,485	30,122
Total Liabilities		281,178	417,067
Current Liabilities		276,875	414,997
Non-current Liabilities		4,303	2,070
Revenue		1,257,865	584,929
Net Income/(loss)		(12,726)	(109,390)
Lan Cargo S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries [Line Items]
Total Assets		721,484	394,378
Current Assets		452,981	144,854
Non-current Assets		268,503	249,524
Total Liabilities		537,180	212,094
Current Liabilities		488,535	165,297
Non-current Liabilities		48,645	46,797
Revenue		215,811	333,054
Net Income/(loss)		1,590	(1,230)
Lan Argentina S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries [Line Items]
Total Assets		178,881	162,995
Current Assets		175,130	158,008
Non-current Assets		3,751	4,987
Total Liabilities		176,707	119,700
Current Liabilities		111,306	98,316
Non-current Liabilities		65,401	21,384
Revenue		3,108	242
Net Income/(loss)		(450,755)	(200,315)
Transporte Aereo S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries [Line Items]
Total Assets		471,094	283,166
Current Assets		184,235	47,238
Non-current Assets		286,859	235,928
Total Liabilities		327,955	177,109
Current Liabilities		275,246	145,446
Non-current Liabilities		52,709	31,663
Revenue		203,411	320,187
Net Income/(loss)		(56,135)	(36,190)
Latam Airlines Ecuador S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries [Line Items]
Total Assets		110,821	112,437
Current Assets		107,313	108,851
Non-current Assets		3,508	3,586
Total Liabilities		93,975	97,111
Current Liabilities		82,687	80,861
Non-current Liabilities		11,288	16,250
Revenue		134,622	68,762
Net Income/(loss)		1,519	(5,596)
Aerovias de Integracion Regional, AIRES S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries [Line Items]
Total Assets		112,501	70,490
Current Assets		109,076	67,809
Non-current Assets		3,425	2,681
Total Liabilities		213,941	87,749
Current Liabilities		211,679	75,621
Non-current Liabilities		2,262	12,128
Revenue		394,430	239,988
Net Income/(loss)		(122,199)	(19,810)
TAM S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of financial information of significant subsidiaries [Line Items]
Total Assets	[1]	3,497,848	2,608,859
Current Assets	[1]	1,998,284	1,262,825
Non-current Assets	[1]	1,499,564	1,346,034
Total Liabilities	[1]	4,231,547	3,257,148
Current Liabilities	[1]	3,302,692	2,410,426
Non-current Liabilities	[1]	928,855	846,722
Revenue	[1]	4,255,115	2,003,922
Net Income/(loss)	[1]	$ (69,932)	$ (741,791)

[1]	Corresponds to consolidated information of TAM S.A. and subsidiaries